ROPES & GRAY LLP

PRUDENTIAL TOWER

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BOSTON, MA 02199-3600

WWW.ROPESGRAY.COM

December 27, 2017	Robert M. Schmidt
(617) 951-7831
robert.schmidt@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Allianz Funds Multi-Strategy Trust (the “Trust”) (Registration Nos. 333-148624 and 811-22167)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1.    the definitive form of Prospectus and definitive form of Statement of Additional Information, each dated December 22, 2017, for Institutional Class and Class P shares of AllianzGI Real Estate Debt Fund (the “Fund”), do not differ from those contained in the most recent amendment to the Fund’s registration statement on file with the Commission; and

2.    the text of the most recent amendment to the Fund’s registration statement was filed electronically with the Commission on December 22, 2017 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7831 with any questions or comments regarding this matter.

Kind regards,

/s/ Robert M. Schmidt

Robert M. Schmidt

cc:	Thomas J. Fuccillo, Esq.
Angela Borreggine, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.
Angela C. Jaimes, Esq.